SPECIAL CASH DIVIDEND TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2013
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SPECIAL CASH DIVIDEND TO SHAREHOLDERS
17.	SPECIAL CASH DIVIDEND TO SHAREHOLDERS

In May 2011, the Group declared a special cash dividend of $0.56 per share on the Company’s ordinary shares. $32,937 was paid in 2012 and the rest $79 was paid in 2013.

In November 2012, the Group declared a special cash dividend of $2.3 per share on the Company’s ordinary shares to be paid in two installments with total amount of $135,933. $59,013 was paid in 2012, $76,863 was paid in 2013 and $57 remained payable as of December 31, 2013.